SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

March 15, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-1004

Re:	SunAmerica Series, Inc. (the “Company”)

Registration File Nos. (333-11283 and 811-07797)

Post Effective Amendment No. 71

Ladies and Gentleman:

On behalf of the Company, we herewith transmit for filing, under the Securities Act of 1933, as amended (“Securities Act”), and Investment Company Act of 1940, as amended, Post-Effective Amendment No. 71 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment has been tagged to show changes from Post- Effective Amendment No. 69, filed on February 28, 2013.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and it is proposed that this filing will become automatically effective on May 13, 2013 (i.e., 60 days after filing). The Company intends to file on or before May 13, 2013 another post-effective amendment pursuant to Rule 485(b)(1) that will include the Company’s financial statements for the fiscal year ended October 31, 2012, and thus bring the Company’s financial statements up to date under Section 10(a)(3) of the Securities Act, and may also include any non-material changes that the Company deems appropriate. That post-effective amendment will designate the same effective date as the Amendment.

The purpose of the Amendment is to update the disclosure in the prospectus and statement of additional information (“SAI”) of the Focused Dividend Strategy Portfolio (the “Portfolio”) in connection with the offering of a new Class W shares of the Portfolio. The disclosure relating to the Class W shares of the Portfolio is substantially similar to the disclosure contained in the Registration Statement on Form N-1A of SunAmerica Specialty Series, which has a number of series that currently offer Class W shares. The staff of the Securities and Exchange Commission (“SEC”) most recently reviewed the Registration Statement of SunAmerica Specialty Series in connection with Post-Effective Amendment No. 28 to such Registration Statement on Form N-1A, which was filed with the SEC on August 11, 2011 pursuant to Rule 485(a)(2) under the Securities Act (accession no. 0001193125-11-219806).

These revisions do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Amendment. Consequently, on behalf of the Company, we request that the Amendment be given selective review by the Staff.

If you have any questions or comments concerning the Amendment, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ John E. McLean
John E. McLean
Vice President & Senior Counsel

cc: Kathleen Fuentes, SunAmerica Asset Management Corp.